Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2013
Transfers And Servicing [Abstract]
Schedule of Roll Forward of Loan Servicing Rights

The following table presents a rollforward of loan servicing rights for the years 2013 and 2012 and shows that the loan servicing rights are classified as Level 3 as discussed below.

	Level 3
	2013	2012
	Fair Value	Fair Value
Balance, January 1	$63,017	$92,682
Capitalized	200,839	—
Amortization included in other income	(2,994)	(29,665)

Balance, December 31	$260,862	$63,017